REVENUES (Details 1) $ in Thousands	3 Months Ended
Mar. 31, 2015 USD ($)
Accounts Receivable Reserves and Liabilities Beginning Balance	$ 2,686
Liabilities Additions	47,635
Liabilities Reductions	(42,256)
Accounts Receivable Reserves and Liabilities Ending Balance	8,065
Bloxiverz [Member] | Charge backs [Member]
Accounts Receivable Reserves, Beginning Balance	1,008
Accounts Receivable Reserves, Additions	37,290
Accounts Receivable Reserves, Reductions	(35,116)
Accounts Receivable Reserves, Ending Balance	3,182
Bloxiverz [Member] | Whole saler Distribution Fees [Member]
Accounts Receivable Reserves, Beginning Balance	1,079
Accounts Receivable Reserves, Additions	4,185
Accounts Receivable Reserves, Reductions	(3,311)
Accounts Receivable Reserves, Ending Balance	1,953
Bloxiverz [Member] | Cash Discounts And Other [Member]
Accounts Receivable Reserves, Beginning Balance	252
Accounts Receivable Reserves, Additions	2,265
Accounts Receivable Reserves, Reductions	(1,915)
Accounts Receivable Reserves, Ending Balance	602
Bloxiverz [Member] | Gpo Fees [Member]
Liabilities Excluding Reserve, Beginning Balance	112
Liabilities Additions Excluding Reserve	1,083
Liabilities Reductions Excluding Reserve	(112)
Liabilities Excluding Reserve, Ending Balance	1,083
Bloxiverz [Member] | Sales Returns [Member]
Liabilities Excluding Reserve, Beginning Balance	234
Liabilities Additions Excluding Reserve	2,812
Liabilities Reductions Excluding Reserve	(1,801)
Liabilities Excluding Reserve, Ending Balance	$ 1,245